Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Mutual of America Variable Insurance Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2022
Equity Index Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Index PortfolioMay 1, 2022
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results that correspond to the investment performance of the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 21.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.48%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio primarily invests in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P 500® Index, which at December 31, 2021, included companies with market capitalizations from $6.5 billion up to $2.9 trillion. The Portfolio is rebalanced at approximately the same time that the S&P 500® Index to which the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Portfolio may concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated. The Portfolio may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index to which the Portfolio is benchmarked. This means that the Portfolio may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Portfolio were always managed as a diversified management investment company. The Portfolio intends to be diversified in approximately the same proportion as the S&P 500® Index. Shareholder approval will not be sought when the Portfolio crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, loss of money is a risk of investing in the Portfolio.Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.•General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.•Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.•Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.•Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the Portfolio bears concentration risk.•Non-Diversification risk: The Portfolio may become classified as "non-diversified" under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. If the Portfolio becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.•Index Tracking Error risk: As an index fund, the Portfolio seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.•Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Portfolio’s performance may lag the performance of actively managed funds.•Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.•Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	 As with any mutual fund, loss of money is a risk of investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification risk: The Portfolio may become classified as "non-diversified" under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. If the Portfolio becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annualreturns of the Portfolio.Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The bar chart and table below show the annual return and average annualreturns of the Portfolio.Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.468.3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mutualofamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing QuartersQuarter/YearTotal ReturnBestFourth quarter 202110.93%WorstThird quarter 20210.58%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Equity Index Portfolio | Equity Index Portfolio Class
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.13%
1 Year	rr_ExpenseExampleYear01	$ 13
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	120
10 Years	rr_ExpenseExampleYear10	$ 457
2021	rr_AnnualReturn2021	28.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.58%
Past One Year	rr_AverageAnnualReturnYear01	28.51%
For Life of Fund	rr_AverageAnnualReturnSinceInception	22.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2020
Equity Index Portfolio | S&P 500® Index (Index reflects no deduction for fees and expenses)
Risk Return Abstract	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	28.71%
For Life of Fund	rr_AverageAnnualReturnSinceInception	22.97%

[1]	The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse certain of the Portfolio’s expenses. From inception of the Portfolio through April 30, 2023, the Adviser will reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.13% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.